Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 232,757	$ 33,284	¥ 176,290
Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	768,069	109,833	665,935
Less: Accumulated depreciation	(552,660)	(79,030)	(511,410)
Property, Plant and Equipment, Net	215,409	30,803	154,525
Electronic office equipment | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	57,586	8,235	56,058
Leasehold improvements | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	555,154	79,386	462,622
Furniture, fixtures and equipment | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	155,329	22,212	147,255
Construction in progress | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 17,348	$ 2,481	¥ 21,765